Leases (Details) - USD ($) $ in Thousands	9 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Leases [Abstract]
Operating lease weighted-average discount rate	10.00%	10.00%
Finance lease weighted-average discount rate	10.00%
Carrying value transferred to property and equipment (in Dollars)	$ 20
Weighted-average remaining lease term	2 years	2 years